Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2025 MXN ($)
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2026	$ 622
2027	346
2028	326
2029	346
2030	330
2031-2034	2,743
Seniority Premiums
Disclosure of defined benefit plans [line items]
2026	117
2027	82
2028	92
2029	101
2030	113
2031-2034	$ 675